UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02819

Natixis Cash Management Trust

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts	02116
(Address of principal executive offices)	(Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: June 30

Date of reporting period: March 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

NATIXIS CASH MANAGEMENT TRUST - MONEY MARKET SERIES — PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2010 (Unaudited)

Principal Amount	Description	Value (†)
Certificates of Deposit — 52.4% of Net Assets
$3,700,000	Svenska Handelsbanken (NY), 0.190%, 4/13/2010	$3,700,012
10,100,000	Skandinaviska Enskilda Banken (NY), 0.280%, 4/13/2010	10,100,034
10,200,000	Dexia Credit Local SA (NY), 0.240%, 4/19/2010	10,200,051
10,000,000	Lloyds TSB Bank PLC (NY), 0.200%, 4/20/2010	10,000,105
10,000,000	Unicredit Bank AG (NY), 0.250%, 4/22/2010	10,000,058
10,500,000	Royal Bank of Scotland, CT, 0.210%, 5/07/2010	10,500,052
10,000,000	KBC Bank NV (NY), 0.225%, 5/11/2010	10,000,056
10,000,000	Standard Chartered Bank (NY), 0.290%, 5/17/2010	10,000,128
10,000,000	Credit Industriel et Commercial (NY), 0.320%, 5/28/2010	10,000,000
10,000,000	Rabobank Nederland NV (NY), 0.230%, 7/06/2010	10,000,266
10,000,000	Banco Bilbao de Vizcaya ARG (NY), 0.305%, 7/29/2010	9,998,512
10,000,000	Landesbank Hessen Thueringen Girozentrale, 0.630%, 9/13/2010	10,000,457

	Total Certificates of Deposit (Identified Cost $114,499,731)	114,499,731

Commercial Paper — 22.6%
	Banking — 15.7%
1,000,000	CBA (Delaware) Finance, 0.220%, 4/12/2010(b)	999,933
10,000,000	Chesham Finance LLC, 144A, 0.400%, 4/21/2010(b)	9,997,777
10,000,000	Societe Generale North America, 0.240%, 4/29/2010(b)	9,998,134
5,000,000	Bank of America Corp., 0.310%, 5/19/2010(b)	4,997,933
2,100,000	ICICI Bank Ltd., (Credit Support: Bank of America), 0.550%, 6/24/2010(b)	2,097,305
6,300,000	Bank of Nova Scotia, 0.330%, 9/21/2010(b)	6,290,009

		34,381,091

	Distribution/Wholesale — 4.6%
10,000,000	Louis Dreyfus Corp., (Credit Support: Barclays Bank), 0.350%, 4/01/2010(b)	10,000,000

	Education — 2.3%
5,000,000	Tennessee State School Bond Authority, 0.250%, 6/02/2010	5,000,000

	Total Commercial Paper (Identified Cost $49,381,091)	49,381,091

Time Deposits — 18.8%
9,900,000	Royal Bank of Canada, 0.063%, 4/01/2010	9,900,000

Principal Amount	Description	Value (†)
Time Deposits — continued
$10,500,000	BNP Paribas, 0.120%, 4/01/2010	$10,500,000
10,500,000	Citibank, 0.120%, 4/01/2010	10,500,000
10,300,000	National Bank of Canada, 0.120%, 4/01/2010	10,300,000

	Total Time Deposits (Identified Cost $41,200,000)	41,200,000

Variable Rate Demand Notes — 4.6%
	Municipal — 4.6%
10,000,000	Colorado, Southern Ute Indian Tribe Reservation, 0.320%, 1/01/2027(c) (Identified Cost $10,000,000)	10,000,000

Medium Term Notes — 1.9%
	Cosmetics & Personal Care — 1.9%
4,100,000	Procter & Gamble International Funding, 0.259%, 5/07/2010(d) (Identified Cost $4,100,000)	4,100,000

	Total Investments — 100.3% (Identified Cost $219,180,822)(a)	219,180,822
	Other assets less liabilities — (0.3)%	(620,692)

	Net Assets — 100.0%	$218,560,130

(†)	The Fund employs the amortized cost method of security valuation as set forth in Rule 2a-7 under the 1940 Act which, in the opinion of the Trustees of the Trust, represents the fair value of the particular security. The amortized cost of a security is determined by valuing it at original cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium. By using amortized cost valuation, the Fund seeks to maintain a constant net asset value of $1.00 per share despite minor shifts in the market value of its portfolio securities.
(a)	The aggregate cost for federal income tax purposes was $219,180,822.
(b)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(c)	Security payable on demand at par including accrued interest (usually with seven days notice). The interest rate is adjustable and is based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.
(d)	Floating rate note. Rate shown is as of March 31, 2010.

1

NATIXIS CASH MANAGEMENT TRUST - MONEY MARKET SERIES — PORTFOLIO OF INVESTMENTS

(continued)

Investments as of March 31, 2010 (Unaudited)

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the value of this security amounted to $9,997,777 or 4.6% of net assets.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2010, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$219,180,822	$—	$219,180,822

*	Major categories of the Fund’s investments are included above.

Industry Summary at March 31, 2010 (Unaudited)

Banking (including Certificates of Deposits and Time Deposits)	86.9%
Distribution/Wholesale	4.6
Municipal	4.6
Education	2.3
Cosmetics & Personal Care	1.9

Total Investments	100.3
Other assets less liabilities	(0.3)

Net Assets	100.0%

2

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Cash Management Trust

By:	/s/ DAVID L. GIUNTA
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ DAVID L. GIUNTA
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 20, 2010

By:	/s/ MICHAEL C. KARDOK
Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 20, 2010